RYDEX VARIABLE TRUST

                         SUPPLEMENT DATED MARCH 30, 2009
                                     TO THE
               RYDEX VARIABLE TRUST PROSPECTUS DATED MAY 1, 2008,
                           AND ALL SUPPLEMENTS THERETO

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE RYDEX VARIABLE TRUST PROSPECTUSES LISTED ABOVE (THE "PROSPECTUS") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

1. Effective on or about March 30, 2009, certain of the target allocation ranges for the Essential Portfolio Aggressive Fund, Essential Portfolio Conservative Fund and Essential Portfolio Moderate Fund (each an "Essential Portfolio Fund" and collectively, the "Essential Portfolio Funds") will be modified. The old and new target allocation ranges for each Essential Portfolio Fund are as follows (please note that not all of the target allocation ranges have changed and, therefore, certain of the old and new target allocation ranges in the chart below are the same):

         ------------------------------------------------ ---------------- ---------------------- -----------------------
                                                                                 OLD TARGET             NEW TARGET
         FUND                                                TARGET RISK      ALLOCATION RANGES      ALLOCATION RANGES
         ------------------------------------------------ ---------------- ---------------------- -----------------------
         ESSENTIAL PORTFOLIO CONSERVATIVE FUND            Low
         ------------------------------------------------ ---------------- ---------------------- -----------------------
         Equity                                                                     20-50%                 20-50%
         ------------------------------------------------ ---------------- ---------------------- -----------------------
         Fixed-Income/Money Market                                                  20-70%                 20-70%
         ------------------------------------------------ ---------------- ---------------------- -----------------------
         Alternative                                                                 5-35%                  0-35%
         ------------------------------------------------ ---------------- ---------------------- -----------------------
         ESSENTIAL PORTFOLIO MODERATE FUND                Medium
         ------------------------------------------------ ---------------- ---------------------- -----------------------
         Equity                                                                     30-70%                 30-70%
         ------------------------------------------------ ---------------- ---------------------- -----------------------
         Fixed-Income/Money Market                                                  10-50%                 10-50%
         ------------------------------------------------ ---------------- ---------------------- -----------------------
         Alternative                                                                10-40%                  0-40%
         ------------------------------------------------ ---------------- ---------------------- -----------------------
         ESSENTIAL PORTFOLIO AGGRESSIVE FUND              High
         ------------------------------------------------ ---------------- ---------------------- -----------------------
         Equity                                                                     50-90%                 50-90%
         ------------------------------------------------ ---------------- ---------------------- -----------------------
         Fixed-Income/Money Market                                                   5-30%                  5-30%
         ------------------------------------------------ ---------------- ---------------------- -----------------------
         Alternative                                                                 5-45%                  0-45%
         ------------------------------------------------ ---------------- ---------------------- -----------------------

2. Effective on or about March 30, 2009, the Essential Portfolio Aggressive Fund, Essential Portfolio Conservative Fund and Essential Portfolio Moderate Fund (each an "Essential Portfolio Fund" and collectively, the "Essential Portfolio Funds") may invest in, and thus have indirect exposure to the risks of, the underlying funds listed below in addition to those underlying funds currently listed in the Prospectus. The underlying funds in which the Essential Portfolio Funds will primarily invest include a combination of funds within the same group of affiliated investment companies, the SGI Funds, which are advised by Security Investors, LLC, and Security Global Investors, LLC (collectively, "Security Global Investors") and the Rydex family of mutual funds and in exchange-traded funds instead of in individual securities. Rydex Investments, the advisor of the Funds and the Rydex family of mutual funds, is an indirect subsidiary of, and Security Global Investors is a direct subsidiary of Security Benefit Corporation.

         FIXED INCOME FUNDS: SBL Fund Series P (High Yield) and SBL Fund Series E (U.S. Intermediate Bond)


         ALTERNATIVE INVESTMENT FUNDS: Rydex Series Funds Global Market Neutral Fund and Rydex Series Funds Global 130/30 Strategy Fund

         Please note that the Advisor may change each Essential Portfolio Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

         DESCRIPTIONS OF THE NEW UNDERLYING FUNDS

         The summaries provided below are qualified in their entirety by reference to the prospectus and statement of additional information of each underlying fund. A prospectus and statement of additional information for each series of Rydex Series Funds listed above may be requested by calling Rydex Client Services at 800.820.0888 or 301.296.5406, visiting WWW.RYDEXINVESTMENTS.COM, or visiting the U.S. Securities and Exchange Commission's website at WWW.SEC.GOV. A prospectus and statement of additional information for each series of the Security Income Fund listed above may be obtained by visiting the U.S. Securities and Exchange Commission's website at WWW.SEC.GOV.

         RYDEX SERIES FUNDS GLOBAL 130/30 STRATEGY FUND - The Global 130/30 Strategy Fund seeks long-term capital appreciation. The Fund principally invests in long and short positions of common stock of companies from all over the world including those located or doing business in emerging markets, that generally have a minimum market capitalization of $750 million. The Fund will hold long securities that the Fund's Sub-Advisor, Security Global Investors, LLC, believes will outperform the market, and will sell short securities expected to underperform the market.

         RYDEX SERIES FUNDS GLOBAL MARKET NEUTRAL FUND - The Global Market Neutral Fund seeks to provide long-term absolute returns regardless of market conditions, while maintaining a low correlation to and mitigating the risks of the global equity market. The Fund principally invests in long and short positions of common stock of companies, and related American Depositary Receipts, from all over the world that generally have a minimum market capitalization of $500 million. The Fund will hold long securities that the Fund's Sub-Advisor, Security Global Investors, LLC, believes will outperform the market and will sell short securities expected to underperform the market. "Absolute return" does not connote either continuously positive returns, non-fluctuating returns or returns greater than those of major global equity market indices. Rather, there may be periods of negative returns (in an absolute sense and/or relation to major global equity market indices) and returns, whether positive or negative, may fluctuate over time, sometimes widely.

         SBL FUND SERIES P (HIGH YIELD) - Series P (High Yield) seeks high current income. Capital appreciation is a secondary objective.

         SBL FUND SERIES E (U.S. INTERMEDIATE BOND) - Series E (U.S. Intermediate Bond) seeks to provide current income.

         ADDITIONAL PRINCIPAL RISKS OF INVESTING IN THE ESSENTIAL PORTFOLIO
         FUNDS

         In addition to the risks listed and described under the headings "Principal Risks" and "Description of Principal Risks" in the Prospectus, each Essential Portfolio Fund is also subject to "Income Risk". In addition, under the heading "Descriptions of Principal Risks," the current descriptions of "Credit Risk" and "Interest Rate Risk" have been revised. A description of "Income Risk," as well as revised descriptions of "Credit Risk" and "Interest Rate Risk" are provided below:

         CREDIT RISK - Certain of the underlying funds may expose the Fund to Credit Risk. Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.

         INCOME RISK - Certain of the underlying funds may expose the Fund to Income Risk. Income Risk involves the potential for decline in certain of the underlying funds' yield (the rate of dividends the underlying fund pays) in the event of declining interest rates.

         INTEREST RATE RISK- Certain of the underlying funds may expose the Fund to Interest Rate Risk. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. However, the extremely short maturity of securities held in certain of the underlying funds - a means of achieving an overall objective of principal safety - reduces the likelihood of price fluctuation.


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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


EPVT-SUP-0309x0509